Regulatory Capital (Schedule Of Regulatory Capital Amount And Ratios) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage To Average Assets For Ally Bank	15.00%
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 (to risk-weighted assets), Amount	$ 15,077	$ 16,389
Tier 1 (to risk-weighted assets), Ratio	11.10%	12.55%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Amount	$ 17,005	$ 17,294
Total (to risk-weighted assets), Ratio	12.52%	13.24%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier 1 leverage (to adjusted average assets), Amount	$ 15,077	$ 16,389
Tier One Leverage Capital to Average Assets	9.73%	10.94%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Tier 1 common (to risk-weighted assets), Amount	$ 12,507	$ 12,588
Tier 1 common (to risk-weighted assets), Ratio	9.21%	9.64%
Common Equity Tier 1 Capital Required for Capital Adequacy to Risk-weighted Assets	4.50%
Parent Company [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		3.00%
Parent Company [Member] | Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Ally Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 (to risk-weighted assets), Amount	$ 16,594	$ 16,022
Tier 1 (to risk-weighted assets), Ratio	17.05%	16.89%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%
Total (to risk-weighted assets), Amount	$ 17,043	$ 16,468
Total (to risk-weighted assets), Ratio	17.51%	17.36%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier 1 leverage (to adjusted average assets), Amount	$ 16,594	$ 16,022
Tier One Leverage Capital to Average Assets	15.38%	15.44%
Tier 1 Leverage To Average Assets For Ally Bank	15.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Tier 1 common (to risk-weighted assets), Amount	$ 16,594	$ 16,022
Tier 1 common (to risk-weighted assets), Ratio	17.05%	16.89%
Common Equity Tier 1 Capital Required for Capital Adequacy to Risk-weighted Assets	4.50%
Common Equity Tier 1 Capital Required to be Well Capitalized to Risk-weighted Assets	6.50%